Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 15, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2014